Other Information (Tables)	12 Months Ended
Dec. 31, 2011
Other Information [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities

	2011	2010
Due to related parties (note 3)	$1,816	$1,450
Accrued interest	19,592	14,205
Other accrued liabilities	25,992	12,739

	$47,400	$28,394

Schedule Of Cash Flow, Supplemental Disclosures

	2011	2010	2009
Interest paid on debt	$33,947	$11,881	$9,807
Interest received	815	60	290
Undrawn credit facility fee paid	1,813	2,311	2,400
Non-cash transactions:
Dividends on Series A preferred shares	30,295	26,918	14,464
Dividend reinvestment	13,039	7,700	7,132
Other long-term liabilities for vessels under construction	108,374	107,214	18,567